Related parties (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and other members of key management personnel
The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2024 and 2023 were as follows:

	June 30	June 30
	2024	2023
	$	$
Short-term benefits	3,500	2,162
Long-term benefits	86	90
Share-based payment transactions	2,571	1,208
Total compensation	6,157	3,460